Schedule of share capital shares (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital	£ 397,493	£ 195,476
Share premium	16,597,811
Total share capital and premium	£ 16,995,304	£ 195,476
Total Ordinary shares outstanding at the end of the year	1,744,913	390,952
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Total Ordinary shares outstanding at the end of the year	949,958	356,260
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total Ordinary shares outstanding at the end of the year	794,955
Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Total Ordinary shares outstanding at the end of the year		34,692